INCOME TAXES (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Effective Income Tax Rate Reconciliation [Line Items]
Statutory rate valuation allowances		100.00%			100.00%
Deferred tax assets valuation allowance			$ 41,610,000	$ 34,200,000
Decrease in valuation allowance			7,870,000
Operating loss carryforwards	$ 140,900,000		$ 91,352,000
Expiration date			expire between 2024 and 2040
Uniform capitalization of inventory costs			$ 765,000
Annual limitation due to ownership changes			$ 1,151,000
Tax credit carryforward expiration date			expire between 2024 and 2039
Likelihood descreption			greater than 50% likely	greater than 50% likely
Effective income tax rate percentage			100.00%	100.00%
Deferred tax assets valuation allowance percentage	100.00%		(28.80%)	(91.20%)
Research and Development [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards			$ 175,000
Tax Credit Carryforward, Amount			1,794,000
Foreign Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards			$ 140,940,000